UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21290

NEIMAN FUNDS

(Exact name of registrant as specified in charter)

6631 Main Street Williamsville, NY (Address of principal executive offices)	14221 (Zip code)

Harvey Neiman

Neiman Funds

6631 Main Street

Williamsville, NY 14221

(Name and address of agent for service)

Registrant’s telephone number, including area code: (716) 633-1515

Date of fiscal year end: March 31

Date of reporting period: December 31, 2018

Item 1. Schedules of Investments.

Neiman Large Cap Value Fund
		Schedule of Investments
	December 31, 2018 (Unaudited)
Shares		Fair Value	% of Net Assets

COMMON STOCKS

Accident & Health Insurance
11,600	Aflac Incorporated +	$ 528,496
4,200	Reinsurance Group of America Incorporated +	588,966
		1,117,462	3.94%

Aircraft Engines & Engine Parts
5,100	United Technologies Corp. +	543,048	1.91%

Cable & Other Pay Television Services
5,500	The Walt Disney Company +	603,075	2.12%

Commercial Banks, NEC
5,700	Canadian Imperial Bank of Commerce (Canada) +	424,878
9,000	The Toronto-Dominion Bank (Canada) +	447,480
		872,358	3.07%

Computer Communications Equipment
14,600	Cisco Systems, Inc.	632,618	2.23%

Electronic Computers
3,600	Apple Inc.	567,864	2.00%

Electric & Other Services Combined
12,900	Public Service Enterprise Group Incorporated +	671,445	2.37%

Electric Services
12,000	Southern Co. +	527,040	1.86%

Electronic & Other Electrical Equipment (No Computer Equipment)
7,100	Emerson Electric Co. +	424,225	1.49%

Fire, Marine & Casualty Insurance
4,480	Chubb Limited (Switzerland) +	578,726
10,100	The Progressive Corporation +	609,333
		1,188,059	4.19%

Gas & Other Services Combined
4,600	Sempra Energy	497,674	1.75%

Hospitals & Medical Service Plans
2,800	UnitedHealth Group, Inc.	697,536	2.46%

Life Insurance
13,400	Sun Life Financial Inc. (Canada)	444,746	1.57%

Men's & Boy's Furnishings, Work Clothing & Allied Garment
8,100	VF Corp. +	577,854	2.04%

Motor Vehicles & Passenger Car Bodies
4,400	Toyota Motor Corporation * +	510,752	1.80%

National Commercial Banks
13,100	BB&T Corporation +	567,492
9,200	SunTrust Banks, Inc. +	464,048
4,300	The PNC Financial Services Group, Inc. +	502,713
		1,534,253	5.40%

Petroleum Refining
4,500	Chevron Corp. +	489,555
6,500	Phillips 66 +	559,975
6,200	Valero Energy Corporation	464,814
		1,514,344	5.33%

Pharmaceutical Preparations
4,000	Johnson & Johnson +	516,200
14,500	Pfizer, Inc. +	632,925
		1,149,125	4.05%

Railroads, Line-Haul Operating
6,100	Canadian National Railway Company (Canada) +	452,071
4,500	Union Pacific Corporation	622,035
		1,074,106	3.78%

Retail - Eating Places
6,600	Darden Restaurants, Inc. +	659,076
2,900	McDonald's Corp.	514,953
		1,174,029	4.14%

Retail - Variety Stores
3,100	Costco Wholesale Corp. +	631,501	2.22%

Rubber & Plastic Footwear
8,800	Nike Inc. Class B +	652,432	2.30%

Search, Detection, Navigation, Guidance, Aeronautical Systems
3,400	Raytheon Company	521,390	1.84%

Security & Commodity Brokers, Dealers, Exchanges & Services
1,300	BlackRock, Inc. +	510,666
4,000	CME Group Inc. +	752,480
		1,263,146	4.44%

Semiconductors & Related Devices
14,200	Intel Corporation	666,406	2.35%

Services - Business Services, NEC
4,100	Accenture plc Class A (Ireland) +	578,141	2.04%

Soap, Detergent, Cleaning Preparations, Perfumes, Cosmetics
7,200	Procter & Gamble Co. +	661,824	2.33%

Telephone Communications (No Radiotelephone)
18,300	AT&T Inc. +	522,282	1.84%

Tobacco Products
10,200	Altria Group Inc.	503,778
7,500	Philip Morris International, Inc. +	500,700
		1,004,478	3.54%

Total for Common Stocks (Cost $18,016,430)		22,823,213	80.40%

MONEY MARKET FUNDS
5,536,913	Fidelity® Investments Money Market Government -
	Portfolio - Class I 2.25% **	5,536,913	19.51%
Total for Money Market Funds (Cost $5,536,913)

	Total Investments	28,360,126	99.91%
	(Cost $23,553,343)

	Other Assets in Excess of Liabilities	25,727	0.09%

	Net Assets	$ 28,385,853	100.00%

+ Portion or all of the security is pledged as collateral for call options written.
* ADR - American Depositary Receipt.
** The rate shown represents the 7-day yield at December 31, 2018.

Neiman Large Cap Value Fund
	Schedule of Call Options Written
	December 31, 2018 (Unaudited)
Underlying Security	Call Option	Notional	Fair Value
Expiration Date/Exercise Price	Contracts	Amount

Accenture plc Class A (Ireland)
January 18, 2019 Calls @ 185.00	6	$ 84,606	$ 30

Aflac Incorporated
February 15, 2019 Calls @ 50.00	17	77,452	323

AT&T Inc.
January 18, 2019 Calls @ 35.00	25	71,350	25

BB&T Corporation
March 15, 2019 Calls @ 55.00	20	86,640	320

BlackRock, Inc.
January 18, 2019 Calls @ 540.00	2	78,564	14

Canadian Imperial Bank of Commerce (Canada) ***
March 15, 2019 Calls @ 100.00	9	67,086	450

Canadian National Railway Company (Canada)
January 18, 2019 Calls @ 95.00	9	66,699	45

Chevron Corp.
January 18, 2019 Calls @ 130.00	7	76,153	7

Chubb Limited (Switzerland)
February 15, 2019 Calls @ 150.00	6	77,508	174

CME Group Inc.
January 18, 2019 Calls @ 190.00	6	112,872	2,082

Costco Wholesale Corp. ***
January 18, 2019 Calls @ 260.00	5	101,855	30

Darden Restaurants, Inc.
January 18, 2019 Calls @ 120.00	9	89,874	45

Emerson Electric Co. ***
March 15, 2019 Calls @ 85.00	11	65,725	55

Johnson & Johnson
January 18, 2019 Calls @ 145.00	6	77,430	24

Nike Inc. Class B
January 18, 2019 Calls @ 95.00	13	96,382	13

Pfizer Inc.
March 15, 2019 Calls @ 45.00	22	96,030	2,486

Philip Morris International, Inc.
January 18, 2019 Calls @ 87.50	10	66,760	20

Phillips 66
January 18, 2019 Calls @ 120.00	9	77,535	18

The PNC Financial Services Group, Inc. ***
January 18, 2019 Calls @ 150.00	6	70,146	300

Procter & Gamble Co.
January 18, 2019 Calls @ 90.00	10	91,920	3,040

The Progressive Corporation ***
January 18, 2019 Calls @ 75.00	15	90,495	600

Public Service Enterprise Group Incorporated
March 15, 2019 Calls @ 55.00	19	98,895	1,311

Reinsurance Group of America Incorporated ***
January 18, 2019 Calls @ 155.00	6	84,138	1,500

Southern Co.
January 18, 2019 Calls @ 45.00	18	79,056	684

SunTrust Banks, Inc. ***
April 18, 2019 Calls @ 75.00	14	70,616	700

The Toronto-Dominion Bank (Canada)
January 18, 2019 Calls @ 62.50	14	69,608	70

Toyota Motor Corporation ***
January 18, 2019 Calls @ 135.00	7	81,256	56

United Technologies Corp.
February 15, 2019 Calls @ 155.00	8	85,184	64

VF Corp. ***
January 18, 2019 Calls @ 100.00	11	78,474	110

The Walt Disney Company
January 18, 2019 Calls @ 120.00	8	87,720	64

Total (Premiums Received $42,306)			$ 14,660

*** Denotes Level 2 valuation. See Note 3.

See accompanying notes to Schedule of Investments

Neiman Balanced Allocation Fund
	Schedule of Investments
	December 31, 2018 (Unaudited)
Shares		Fair Value	% of Net Assets

MUTUAL FUNDS

Mutual Funds - Equity
12,522	AB Large Cap Growth Fund - Class I	$ 607,427
4,613	Fidelity® 500 Index Fund - Investor Class	401,829
5,703	Fidelity® Total Market Index Fund - Investor Class	402,595
14,781	JPMorgan Large Cap Growth Fund - Class A	482,756
63,869	Neiman Large Cap Value Fund - No Load Class +	1,593,525
58,654	Neiman Opportunities Fund - Class A +	674,515
31,948	Schwab International Index Fund®	560,056
10,363	Wells Fargo Special Small Cap Value Fund - Class A	289,946
		5,012,649

Mutual Funds - Fixed Income
34,486	Frost Total Return Bond Fund Institutional Class	351,752
96,622	PIMCO Income Fund - Institutional Class	1,141,108
		1,492,860

Total for Mutual Funds (Cost $6,284,015)		6,505,509	78.57%

EXCHANGE TRADED FUNDS

Exchange Traded Funds - Equity
3,400	Schwab U.S. Large-Cap Growth ETF™	234,362

Exchange Traded Funds - Fixed Income
8,600	Schwab Intermediate-Term U.S. Treasury ETF™	455,370
7,100	Schwab U.S. Aggregate Bond ETF™	359,189
		814,559

Total for Exchange Traded Funds (Cost $1,057,221)		1,048,921	12.67%

MONEY MARKET FUNDS
745,356	Fidelity® Investments Money Market Government
	Portfolio - Class I 2.25% *	745,356	9.00%
Total for Money Market Funds (Cost $745,356)

	Total Investments	8,299,786	100.24%
	(Cost $8,086,592)

	Liabilities in Excess of Other Assets	(19,459)	-0.24%

	Net Assets	$ 8,280,327	100.00%

+ Affiliated Fund.
* The Yield Rate shown represents the 7-day yield at December 31, 2018.

See accompanying notes to Schedule of Investments

Neiman Opportunities Fund
		Schedule of Investments
	December 31, 2018 (Unaudited)
Shares		Fair Value	% of Net Assets

COMMON STOCKS

Apparel & Other Finished Prods of Fabrics & Similar Materials
3,650	Columbia Sportswear Company	$ 306,928	3.54%

Electrical & Other Services Combined
4,500	WEC Energy Group, Inc.	311,670	3.60%

Electronic Computers
3,070	NICE Ltd. * **	332,205	3.83%

Fire, Marine & Casualty Insurance
4,000	Cincinnati Financial Corporation	309,680	3.57%

Industrial Instruments for Measurement, Display, and Control
5,170	Orbotech Ltd. *	292,312	3.37%

Insurance Agents Brokers & Services
4,300	Arthur J Gallagher & Co.	316,910	3.66%

Orthopedic, Prosthetic & Surgical Appliances & Supplies
3,020	STERIS plc (United Kingdom)	322,687	3.72%

Perfumes, Cosmetics & Other Toilet Preparations
5,970	Inter Parfums, Inc.	391,453	4.52%

Refuse Systems
4,300	Republic Services, Inc.	309,987	3.58%

Services - Automotive Repair, Services & Parking
4,000	MONRO, Inc.	275,000	3.17%

Services - Computer Integrated Systems Design
1,870	CACI International Inc - Class A *	269,336	3.11%

Services - Educational Services
3,385	Grand Canyon Education, Inc. *	325,434	3.75%

State Commercial Banks
5,200	First Financial Bankshares, Inc.	299,988	3.46%

Total for Common Stocks (Cost $3,847,073)		4,063,590	46.88%

EXCHANGE TRADED FUNDS
5,600	SPDR® S&P 400 Mid Cap Value ETF	248,416
4,570	SPDR® S&P 600 Small Cap Value ETF	245,958
3,360	SPDR® S&P Aerospace & Defense ETF	265,171
Total for Exchange Traded Funds (Cost $787,338)		759,545	8.76%

Real Estate Investment Trusts
5,300	Agree Realty Corporation	313,336
6,500	National Retail Properties, Inc.	315,315
Total for Real Estate Investment Trusts (Cost $653,488)		628,651	7.25%

MONEY MARKET FUNDS
3,206,918	Fidelity® Investments Money Market - Government Portfolio -
	Class I 2.25% ***	3,206,918	36.99%
Total for Money Market Funds (Cost $3,206,918)

	Total Investments	8,658,704	99.88%
	(Cost $8,494,817)

	Other Assets in Excess of Liabilities	10,085	0.12%

	Net Assets	$ 8,668,789	100.00%

* Non-Income Producing Security.
** ADR - American Depositary Receipt.
*** The rate shown represents the 7-day yield at December 31, 2018.

See accompanying notes to Schedule of Investments

NOTES TO FINANCIAL STATEMENTS

NEIMAN FUNDS

(Unaudited)

1. SECURITY TRANSACTIONS

As of December 31, 2018, the Neiman Funds (the “Trust”) consists of Neiman Large Cap Value Fund (“Large Cap Fund”), Neiman Balanced Allocation Fund (“Balanced Allocation Fund”), and Neiman Opportunities Fund (“Opportunities Fund”) (collectively, the “Funds”). For federal income tax purposes, at December 31, 2018 the cost of securities on a tax basis and the composition of gross unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) were as follows:

	Large Cap Fund	Balanced Allocation Fund	Opportunities Fund
Cost of Investments	$23,553,343	$8,086,592	$8,494,817
Premiums Received
from Options Written	$42,306
Gross Unrealized Appreciation	$5,765,476	$549,845	$360,991
Gross Unrealized Depreciation	($931,047)	($336,651)	($197,104)
Net Unrealized Appreciation
(Depreciation) on Investments	$4,834,429	$213,194	$163,887

2. SIGNIFICANT ACCOUNTING POLICIES

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund follows the significant accounting policies described in this section.

SECURITY VALUATION:

All investments in securities are recorded at their estimated fair value, as described in Note 3.

OPTION WRITING:

When the Funds write an option, an amount equal to the premium received by the Funds is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Funds on the expiration date as realized gains from options written. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Funds have realized a gain or a loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Funds. The Funds as writers of the option bear the market risk of an unfavorable change in the price of the security underlying the written option. For additional information on option writing, see Note 4.

FEDERAL INCOME TAXES:

The Funds’ policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required. It is the Funds’ policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Code. This Internal Revenue Code requirement may cause an excess of distributions over the book year-end accumulated income. In addition, it is the Funds’ policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

The Funds recognize the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years. The Funds identify its major tax jurisdictions as U.S. Federal and State tax authorities; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statement of Operations. During the three-month period ended December 31, 2018, the Funds did not incur any interest or penalties.

DISTRIBUTIONS TO SHAREHOLDERS:

Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense, or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Fund.

USE OF ESTIMATES:

The financial statements are prepared in accordance with GAAP, which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

OFFSETTING ASSETS & LIABILITIES:

The Funds have adopted financial reporting rules regarding offsetting assets and liabilities and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. During the 3 month period ended December 31, 2018, the Funds were not subject to any master netting arrangements. See Note 4.

OTHER:

The Funds record security transactions based on a trade date. Dividend income is recognized on the ex-dividend date, and interest income, if any, is recognized on an accrual basis. The Funds use specific identification methods in computing gain and loss on sales of investment securities. Capital gain distributions from underlying investments are recorded on the ex-date. Long-term capital gain distributions are recorded as capital gain distributions from investment companies, and short-term capital gain distributions are recorded as dividend income. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

EXPENSES:

Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated prorata to the funds in the Trust based on the total number of funds in the Trust at the time the expense was incurred or by another appropriate method. Class specific expenses are borne by each specific class. Income, non-class specific expenses, and realized and unrealized gains/losses are allocated to the respective classes based on the basis of relative net assets

3.) SECURITIES VALUATIONS:

The Funds utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds has the ability to access.

Level 2 - Inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuating the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

FAIR VALUE MEASUREMENTS

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (commons stocks including ADRs, REITS and exchange traded funds). Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. Generally, if the security is traded in an active market and is valued at the last sale price, the security is categorized as a level 1 security. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, subject to review of the Board of Trustees (the “Trustees” or the “Board”) and are categorized in level 2 or level 3, when appropriate.

Mutual funds. Mutual funds, are valued at the daily net asset value as reported by the underlying fund and are classified in level 1 of the fair value hierarchy.

Money market funds. Shares of money market funds are valued at net asset value and are classified in level 1 of the fair value hierarchy.

Short positions (including written options). Short positions that are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. To the extent these short positions are actively traded and valuation adjustments are not applied, they are classified in level 1 of the fair value hierarchy. Lacking a last sale price, a short position, including a written option, is valued at its last ask price except when, in the Adviser’s opinion, the last ask price does not accurately reflect the current value of the short position. When an ask price is used for valuation or when the security is not actively traded, those securities are generally categorized in level 2 of the fair value hierarchy.

In accordance with the Trust's good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  There is no single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

The following table summarizes the inputs used to value the Funds’ assets and liabilities measured at fair value as of December 31, 2018:

Large Cap Fund:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$22,823,213	$0	$0	$22,823,213
Money Market Funds	5,536,913	0	0	5,536,913
Total	$28,360,126	$0	$0	$28,360,126

Valuation Inputs of Liabilities	Level 1	Level 2	Level 3	Total
Written Options	$10,859	$3,801	$0	$14,660
Total	$10,859	$3,801	$0	$14,660

Balanced Allocation Fund:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Mutual Funds	$6,505,509	$0	$0	$6,505,509
Exchange Traded Funds	1,048,921	0	0	1,048,921
Money Market Funds	745,356	0	0	745,356
Total	$8,299,786	$0	$0	$8,299,786

Opportunities Fund:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$4,063,590	$0	$0	$4,063,590
Exchange Traded Funds	759,545	0	0	759,545
Real Estate Investment Trusts	628,651	0	0	628,651
Money Market Funds	3,206,918	0	0	3,206,918
Total	$8,658,704	$0	$0	$8,658,704

Refer to each Fund’s Schedule of Investments for a listing of securities by industry. The Funds did not hold any Level 3 assets or liabilities during the three-month period ended December 31, 2018. There were no transfers into or out of the levels of Balanced Allocation Fund or Opportunities Fund during the three-month period ended December 31, 2018.

Large Cap Fund had the following transfers between level 1 and level 2 of the fair value hierarchy:

Transfers In		Transfers Out
Level 1	Level 2	Level 1	Level 2
$831	$946	$946	$831

On December 31, 2018, financial assets were transferred from level 2 to level 1 when the underlying positions were actively traded on that date. Additionally, on December 31, 2018, financial assets were transferred from level 1 to level 2 when the underlying positions were not actively traded on that date. It is the Funds’ policy to consider transfers into or out of the levels as of the end of the reporting period.

4. OPTIONS WRITTEN

As of December 31, 2018, Large Cap Fund portfolio securities valued at $2,458,029 were held by the Fund as collateral for options written by the Fund.

The Large Cap Fund’s transactions in options written during the three-month period ended December 31, 2018 were as follows:

	Number of	Premiums
	Contracts	Received
Options outstanding at September 30, 2018	500	$65,534
Options written	0	0
Options expired	(5)	(970)
Options exercised	(90)	(12,579)
Options terminated	(77)	(9,677)
Options outstanding at December 31, 2018	328	$42,308

The locations on the Statement of Assets and Liabilities of the Large Cap Fund's derivative positions, which are not     accounted for as hedging instruments under GAAP, is as follows:

                                            Liability

                                                      Derivatives

Covered call options written                ($14,460)

Realized and unrealized gains and losses on derivatives contracts entered into during the three-month period ended December 31, 2018 by the Large Cap Fund are recorded in the following locations in the Statement of Operations:

                                                               Realized                                                          Unrealized

                                   Location             Gain/(Loss)                  Location

                                     Gain/(Loss)

Covered Call             Realized Gain/                                 Change In Unrealized

Options Written    (Loss) on Options          $20,810      Appreciation/(Depreciation)                  $26,847

                                    Written                                        on Options Written

The selling of covered call options may tend to reduce volatility of the Large Cap Fund because the premiums received from selling the options will reduce any losses on the underlying securities, but only by the amount of the premiums. However, selling the options may also limit the Large Cap Fund’s gain on the underlying securities. Call options written expose the Large Cap Fund to minimal counterparty risk since they are exchange-traded and the exchange’s clearing house guarantees the options against default.

Balanced Allocation Fund and Opportunities Fund did not engage in derivative transactions during the three-month period ended December 31, 2018.

The table below shows offsetting assets and liabilities relating to options written shown on the statement of Assets and Liabilities as of December 31, 2018.

Liabilities:

				Gross Amounts Not Offset in the Statement of Assets and Liabilities
Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amount of Liabilities Presented in the Statement of Assets and Liabilities	Financial Instruments	Cash	Net Amount

Options
Written	$14,660	$0	$14,660	$14,660	$0	$0

5. AFFILIATED FUND TRANSACTIONS

The Balanced Allocation Fund’s holding and transaction in the Large Cap Fund and the Opportunities Fund, each an affiliated fund, during the three-month period ended December 31, 2018 were as follows:

Affiliated Fund	Shares as of December 31, 2018**	Net Realized Gain or Loss*	Net Change in Unrealized Appreciation (Depreciation)*	Dividends*	Capital Gain Distributions*	Fair Value as of December 31, 2018
Large Cap	63,869	$ -	$ 154,477	$ 12,232	$ -	$ 1,593,525
Opportunities	58,654	(4,159)	84,546	-	-	674,515
		$ (4,159)	$ 239,023	$ 12,232	$ -	$ 2,268,040

*For the three month period ended December 31, 2018.

** Share activity in the affiliated funds during the three month period ended December 31, 2018 were as follows:

	Large Cap	Opportunities
Shares Held September 30, 2018	59,453	61,804
Purchases	4,416	-
Sales	-	(3,152)
Shares Held December 31, 2018	63,869	58,654

Item 2. Controls and Procedures.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NEIMAN FUNDS

By: /s/Harvey Neiman

      Harvey Neiman

      President

Date:              2/20/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/Harvey Neiman

      Harvey Neiman

      President

Date:              2/20/2019

By: /s/Daniel Neiman

      Daniel Neiman

      Chief Financial Officer

Date:               2/19/19